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                 JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK
                               601 Congress Street
                                Boston, MA 02210

November 15, 2007

Securities and Exchange Commission
100 F Street N.E.
Washington, D.C. 20549

     Re: John Hancock Life Insurance Company of New York Separate Account A ("Registrant")
          Registration Statement on Form N-4
          File No. 333-83558

Ladies and Gentlemen:

     Pursuant to Rule 497(j) of Regulation C of the Securities Act of 1933, we hereby certify on behalf of the Registrant, that the form of the prospectus supplements, except for the supplement dated November 12, 2007 for Wealthmark Variable Annuity and Wealthmark ML3 Variable Annuity Contracts regarding Additional Variable Investment Options (the "Wealthmark Supplement"), contain no changes from the form of prospectus supplements contained in the most recent post-effective amendment filed via EDGAR on Form N-4 on November 9, 2007. The Wealthmark Supplement was filed yesterday as a 497(c) filing to make a technical correction in the body of the Supplement regarding the Contracts to which it pertains.

     If you have any questions, please call me at (617) 663-3192 or, in my absence, Arnold R. Bergman, Chief Counsel - Annuities, at (617) 663-2184.

Very truly yours,


/s/ Thomas J. Loftus

Thomas J. Loftus
Senior Counsel - Annuities